Other information (Tables)	12 Months Ended
Dec. 31, 2019
Supplemental Cash Flow Elements [Abstract]
Schedule of net change in non-cash working capital

Year ended December 31,	2019	2018
Cash paid during the year for:
Interest	$20,039	$9,258
Operating leases included in cash from operations	4,435	—
Cash received during the year for:
Interest	72	41
Operating subleases included in cash from operations	3,074	—
Non-cash transactions:
Addition of property, plant and equipment by means of finance leases	28,107	49,440
Net increase (decrease) in assets held for sale, offset by property, plant and equipment	4,230	(53)
Increase in finance lease obligations related to purchase of heavy equipment fleet and related assets	—	1,759
Increase in finance lease obligations related to investment in affiliates and joint ventures	—	542
Increase in promissory notes related to purchase of heavy equipment fleet and related assets	—	10,851
Increase in long-term debt related to investment in affiliates and joint ventures	—	3,127
Non-cash working capital exclusions:
Net decrease in contract assets related to adoption of revenue accounting standard	—	(547)
Increase in inventory related to the purchase of heavy equipment fleet and related assets	—	4,268
Net increase in other assets related to adoption of revenue accounting standard	—	502
Net decrease in accrued liabilities related to conversion of bonus compensation to deferred stock units	428	326
Net decrease in long-term portion of payroll liabilities	536	—
Net decrease in other accrued liabilities	582	—
Net (increase) decrease in accrued liabilities related to dividend payable	(530)	10
Non-cash working capital transactions related to investments in affiliates and joint ventures:
(Decrease) increase in accounts receivable	(10,260)	13,234
(Decrease) increase in contract assets	(1,832)	3,089
(Decrease) increase in inventory	(4,321)	3,926
(Decrease) increase in prepaid expenses	(341)	399
Decrease in contract costs	(349)	—
Decrease (increase) in accounts payable	3,859	(10,604)
Decrease (increase) in accrued liabilities	1,615	(1,136)
Decrease (increase) in contract liabilities	152	(360)

Schedule of non-cash transactions
The table below represents the cash provided by (used in) non-cash working capital:

Year ended December 31,	2019	2018
Operating activities:
Accounts receivable	$5,393	$(22,359)
Contract assets	(10,352)	13,441
Inventories	(12,579)	(443)
Contract costs	943	(1,384)
Prepaid expenses and deposits	(663)	(1,513)
Accounts payable	28,600	17,665
Accrued liabilities	1,034	5,923
Contract liabilities	(3,857)	2,848
	$8,519	$14,178